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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                         RULE 23C-2 NOTICE OF INTENTION
                              TO REDEEM SECURITIES

                                       OF

                           PUTNAM MUNICIPAL BOND FUND
                             One Post Office Square
                          Boston, Massachusetts 02109
                                 (617) 292-1000

                                   under the

                         Investment Company Act of 1940

                  Securities Act File Nos. 33-56132; 333-57240
                    Investment Company Act File No. 811-7270
                                  ____________

(1) TITLE OF THE CLASS OF SECURITIES OF PUTNAM MUNICIPAL BOND FUND (THE "FUND") TO BE REDEEMED:

     Remarketed Preferred Shares, Series A; Remarketed Preferred Shares, Series B; and Municipal Income Preferred Shares (together, the "Existing Preferred Shares"). Each share of the Existing Preferred Shares has no par value and a liquidation preference of $50,000 plus accumulated but unpaid dividends (if any).

(2)  THE DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

     The Fund intends to redeem all of the Existing Preferred Shares on or about November 1, 2001, subject to and out of the proceeds of the offer and sale by the Fund on such date of Auction Rate Municipal Preferred Shares, Series A with an initial aggregate liquidation preference of $73,000,000.

(3) THE APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

     The Fund intends to redeem the Existing Preferred Shares pursuant to
     Article 12, Section 12.1, Part I, Paragraph 4 and Article 12, Section 12.2,
     Part I, Paragraph 4 of the Fund's Bylaws. The applicable provisions of the Bylaws have been filed with the Securities and Exchange Commission as
     Exhibit 3 to the Fund's Registration Statement on Form N-14 (333-57240) filed on March 19, 2001 and as Exhibit 1 to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 (333-57240) filed on
     May 3, 2001, and are incorporated herein by reference.


(4) IF LESS THAN ALL THE OUTSTANDING SECURITIES OF A CLASS OR SERIES ARE TO BE CALLED OR REDEEMED, THE PRINCIPAL AMOUNT OR NUMBER OF SHARES AND THE BASIS UPON WHICH THE SECURITIES TO BE CALLED OR REDEEMED ARE TO BE SELECTED:

     Not applicable.
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                                   SIGNATURE

Pursuant to the requirements of Rule 23c-2(b) of the Investment Company Act of 1940, as amended, Putnam Municipal Bond Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned thereunto duly authorized in the City of Boston and The Commonwealth of Massachusetts on October 16, 2001.


                                                  PUTNAM MUNICIPAL BOND FUND

                                                  By: /s/ John R. Verani
                                                      ----------------------
                                                      John R. Verani
                                                      Vice President